Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 13 — INCOME TAXES

The components of income (loss) before income taxes were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009

Income (loss) before income taxes
United States	$(27.3)	$(1.3)	$(42.7)	$35.8	$8.1
Foreign	7.8	—	0.8	1.7	5.5

	$(19.5)	$(1.3)	$(41.9)	$37.5	$13.6

Components of income tax expense (benefit) were as follows (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Current
Federal	$—	$0.1	$12.4	$3.5
State	0.8	0.4	2.7	1.0
Foreign	2.9	0.5	1.9	1.3

	3.7	1.0	17.0	5.8

Deferred
Federal	(3.8)	(13.6)	(0.9)	(1.4)
State	(0.6)	(1.2)	—	(0.6)
Foreign	(0.2)	(0.2)	(1.6)	1.3

	(4.6)	(15.0)	(2.5)	(0.7)

	$(0.9)	$(14.0)	$14.5	$5.1

A reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax expense (benefit) follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Income (loss) before income taxes	$(19.5)	$(1.3)	$(41.9)	$37.5	$13.6

Income tax expense (benefit) at U.S. Federal statutory rate	$(6.8)	$(0.5)	$(14.7)	$13.1	$4.8
Federal income tax expense related to change in permanently reinvested status of earnings of foreign subsidiaries	3.2	—	—	—	—
U.S. Federal and foreign withholding tax on dividend from foreign subsidiary	2.4	—	—	—	—
Foreign income not taxable, foreign income tax losses not benefited and rate differential	(0.7)	—	—	0.9	0.1
Federal income taxes related to “check the box” election	0.1	—	—	(0.3)	(0.4)
State income taxes, net of Federal income tax benefit	0.1	—	(0.7)	1.8	0.2
Other	0.8	0.5	1.4	(1.0)	0.4

Income tax expense (benefit)	$(0.9)	$—	$(14.0)	$14.5	$5.1

Deferred taxes were attributable to the following at December 31, (in millions):

	Successor	Predecessor
	2011	2010
Deferred tax assets
Pension and postretirement benefits	$26.2	$5.3
Product returns and warranty accruals	21.5	20.5
Inventory valuation	3.1	6.6
Net operating loss carryforwards	19.7	5.0
Vacation accrual	1.5	1.4
Insurance accrual	2.6	2.8
Allowance for doubtful accounts	0.4	0.9
Tax credit carryforwards	0.3	0.3
Pension liability adjustment included in other comprehensive income (loss)	19.2	24.5
Other accrued liabilities	6.3	8.5
Interest disallowance	8.7	—
Other	1.4	2.5

	$110.9	$78.3
Less: valuation allowance for net operating loss carryforwards and foreign tax credit carryforwards	(5.0)	(4.9)

Total deferred tax assets	105.9	73.4

Deferred tax liabilities
Depreciation and amortization	(26.3)	(14.7)
Goodwill amortization for tax, but not book	(3.4)	(24.6)
Acquired intangible assets	(146.9)	(2.8)
Prepaid expenses	(0.8)	(1.7)
Other	(3.3)	(0.2)

Total deferred tax liabilities	(180.7)	(44.0)

Net deferred tax assets (liabilities)	$(74.8)	$29.4

The net deferred tax assets (liabilities) were included in the balance sheet as follows at December 31, (in millions):

	Successor	Predecessor
	2011	2010
Deferred tax assets	$37.9	$38.4
Deferred tax liabilities	(112.7)	(9.0)

Net deferred tax assets (liabilities)	$(74.8)	$29.4

At December 31, 2011, Holdings had $13.7 million of foreign net operating loss carryforwards with no expiration date, $1.8 million of foreign net operating losses which expire between 2017 and 2020 and $0.3 million of foreign tax credit carryforwards which expire in 2023 and 2024. In assessing the realization of the deferred tax assets related to these carryforwards, Holdings determined that it is more likely than not that $4.1 million of the deferred tax assets related to these loss carryforwards and tax credits will not be realized. Therefore, a valuation allowance has been recorded for these carryforwards.

At December 31, 2011, Holdings had various state net operating loss carryforwards totaling $30.3 million which expire at various times. In assessing the realization of the deferred tax assets related to the state carryforwards, Holdings determined that it is more likely than not that $0.9 million of the deferred tax assets related to the state carryforwards will not be realized. Therefore, a valuation allowance has been recorded for these carryforwards.

Realization of the remaining net deferred tax assets is dependent on Holdings generating sufficient taxable income in future years to utilize the benefits of the reversals of temporary differences. Holdings has performed an assessment regarding the realization of the remaining net deferred tax assets, which includes projecting future taxable income, and has determined it is more likely than not that the remaining net deferred tax assets will be realized.

Changes in Holdings’ valuation allowance for deferred tax assets were as follows at December 31, (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Beginning of period	$—	$4.9	$5.2	$4.2
Additions due to UCI Acquisition	5.3	—	—	—
Provisions	0.2	0.4	0.7	0.4
Deductions	(0.5)	—	(1.0)	0.6

End of period	$5.0	$5.3	$4.9	$5.2

During the 2011, UCI’s Spanish subsidiary paid a dividend of approximately $5.3 million to UCI. No deferred income taxes had been previously recorded for unremitted earnings of the Spanish subsidiary due to previous conclusions that the earnings would be permanently reinvested. Due to the dividend distribution, Holdings provided income tax expense totaling $2.4 million related to the U.S. consequences of the dividend distribution and the foreign withholding taxes. Based upon an updated analysis that concluded that additional distributions are likely in the foreseeable future, Holdings provided deferred income taxes totaling $3.2 million on the remaining unremitted earnings of the Spanish subsidiary during 2011. Holdings does not provide for U.S. income taxes on undistributed earnings of its other foreign subsidiaries that are intended to be permanently reinvested. At December 31, 2011, these undistributed earnings amounted to approximately $22.1 million. Determination of the net amount of unrecognized U.S. income taxes with respect to these earnings is not practicable.

Uncertain Tax Positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Beginning of period	$—	$9.1	$7.7	$7.5
Additions due to UCI Acquisition	9.3	—	—	—
Additions for tax positions related to the current period	0.8	0.2	1.9	1.3
Reductions based on tax positions related to the current period	(0.3)	—	(0.6)	(0.2)
Additions for tax positions of prior years	0.5	—	0.8	0.1
Reductions for tax positions of prior years	—	—	(0.1)	(0.2)
Reduction for lapse of applicable statutes of limitations	(0.4)	—	(0.6)	(0.8)

End of period	$9.9	$9.3	$9.1	$7.7

At December 31, 2011, approximately $4.4 million of the unrecognized tax benefits, if recognized, would change Holdings’ effective tax rate. In 2011, Holdings recorded, as income tax expense, $0.4 million of interest. There were no penalties related to the unrecognized tax benefits recorded. At December 31, 2011, the total interest (net of federal benefit) and penalties accrued related to uncertain tax benefits were $1.2 million and $0.5 million, respectively.

While most of Holdings’ business is conducted within the United States, Holdings also conducts business in several foreign countries. As a result, Holdings and/or one or more of its subsidiaries files income tax returns in the U.S. federal tax jurisdiction and in many state and foreign tax jurisdictions. In the normal course of business, Holdings is subject to examination by tax authorities in these tax jurisdictions. With few exceptions, Holdings is not subject to examination by federal, state or foreign tax authorities for tax years which ended on or before 2005. Chinese tax authorities have commenced a transfer price examination at one of Holdings’ subsidiaries. Other than this examination and routine inquiries, Holdings and its subsidiaries are not currently under examination by tax authorities.

Holdings expects the total unrecognized tax benefits to decline by approximately $0.1 million in 2012. This decline is due to the expiration of applicable statutes of limitations. This amount will impact the effective tax rate.